Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Apr. 30, 2014	Apr. 30, 2013
Net operating loss carryforwards	$ 191,117	$ 21,458
Valuation allowance	(191,117)	(21,458)
Deferred income taxes	$ 0	$ 0